Stock-Based Compensation Plans - Summary of Information Related to Cenovus's Stock-Based Compensation Plans (Detail) shares in Thousands	6 Months Ended
Jun. 30, 2019 shares
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Options, Outstanding	32,214
Number of Share Units Exercisable	24,546
Number of Share Options, Granted	3,744
Number of units vested and exercised/paid out	(59)
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding	6,864
Number of Share Units, Granted	2,511
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding	8,666
Number of Share Units, Granted	2,489
Number of Share Units, Vested and Exercised/Paid Out	(1,108)
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding	1,541
Number of Share Units Exercisable	1,541
Number of Share Units, Granted	241
Number of Share Units, Vested and Exercised/Paid Out	(73)